Equity - Non-Controlling Interest (Details) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands		12 Months Ended
	Jan. 16, 2024 shares	Dec. 31, 2024 BRL (R$) R$ / shares shares	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2024 USD ($) shares	Jan. 18, 2024 R$ / shares	Jan. 18, 2024 $ / shares	Dec. 31, 2021 BRL (R$)
Share capital
New shares of Class A common stock issued to beneficiaries | R$ / shares			R$ 37,511,381
Class A common stock through a public offering | shares		36,800,000
Quantity of shares | shares		439,701,921	402,190,540		439,701,921
Authorized share capital (in US dollar) | $					$ 50
Authorized shares | shares		20,000,000,000			20,000,000,000
Increase (decrease) of capital in cash flow from financing activities		R$ 823,036	R$ 0	R$ 0
Cost associated with issuing capital securities		R$ (38,768)	0	0
Shares with rights designated by the company board of directors | R$ / shares		R$ 5,000,000,000
Issued capital		R$ 13	13
Other Reserves Excluding Accumulated Other Comprehensive Income		9,793,992	8,147,285
Equity		9,072,307	7,596,691	7,089,104				R$ 8,449,784
Dividends paid, classified as financing activities		82,080	23,600	75,898
Dividends paid		R$ 82,080	R$ 23,600	R$ 75,898
Banco Inter S.A.
Share capital
Quantity of shares | shares		2,593,598,009			2,593,598,009
Overall equity interest (as a percent)		100.00%	100.00%	100.00%
Non-controlling interests [member]
Share capital
Equity		R$ 177,132	R$ 124,881	R$ 96,722				5,793,659
Dividends paid		(13,267)	(23,600)	(37,842)
Equity attributable to owners of parent [member]
Share capital
Increase (decrease) of capital in cash flow from financing activities		823,036
Cost associated with issuing capital securities		(38,768)
Equity		8,895,175	7,471,810	6,992,382				R$ 2,656,125
Dividends paid		(68,813)	0	R$ (38,056)
Inter and Co Participações Ltda.
Share capital
Class A common stock through a public offering | shares	36,800,000
Par value per share | (per share)						R$ 21.74	$ 4.40
Equity		(898,830)	R$ (675,488)
Dividends paid		R$ 68,813
Ordinary shares [member]
Share capital
Quantity of shares | shares		322,664,816	285,153,435		322,664,816
Par value per share | R$ / shares		R$ 0.0000025
Shares with rights designated by the company board of directors | R$ / shares		R$ 10,000,000,000
Preference shares [member]
Share capital
Quantity of shares | shares		117,037,105	117,037,105		117,037,105
Shares with rights designated by the company board of directors | R$ / shares		R$ 5,000,000,000